Parent Company (the "Company") Only Financial Information	12 Months Ended
Dec. 31, 2022
Parent Company (the "Company") Only Financial Information
Parent Company (the "Company") Only Financial Information

29.  Parent Company (the “Company”) Only Financial Information

The Company performed a test on the restricted net assets of its consolidated subsidiaries and VIEs in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the Company only.

The subsidiaries did not pay any dividends to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company did not have significant capital and other commitments, or guarantees as of December 31, 2022.

Condensed Balance Sheets

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
			Note 2(e)
ASSETS
Current assets:
Cash and cash equivalents	2,207,347	7,076,550	1,026,003
Restricted cash	1,123,596	—	—
Short-term investments	11,495,387	696,460	100,977
Amounts due from subsidiaries of Group	138,415	6,657,631	965,266
Amounts due from related parties	80	87	13
Prepayments and other current assets	91,252	114,263	16,567
Total current assets	15,056,077	14,544,991	2,108,826
Non-current assets:
Investments in subsidiaries and VIEs	30,541,632	21,328,304	3,092,313
Total non-current assets	30,541,632	21,328,304	3,092,313
Total assets	45,597,709	35,873,295	5,201,139
LIABILITIES
Current liabilities:
Amounts due to subsidiaries of the Group	25,348	1,775,951	257,489
Current portion of long-term borrowings	1,228,278	—	—
Accruals and other liabilities	179,765	73,580	10,668
Total current liabilities	1,433,391	1,849,531	268,157
Long-term borrowings	9,440,625	10,155,599	1,472,423
Deferred revenue	13,769	—	—
Total non-current liabilities	9,454,394	10,155,599	1,472,423
Total liabilities	10,887,785	12,005,130	1,740,580
SHAREHOLDERS’ EQUITY
Class A Ordinary Shares	2,418	2,668	387
Class B Ordinary Shares	220	—	—
Class C Ordinary Shares	254	254	37
Treasury shares	(1,849,600)	(1,849,600)	(268,167)
Additional paid in capital	92,467,072	94,593,062	13,714,705
Accumulated other comprehensive loss	(276,300)	1,036,011	150,208
Accumulated deficit	(55,634,140)	(69,914,230)	(10,136,611)
Total shareholders’ equity	34,709,924	23,868,165	3,460,559
Total liabilities and shareholders’ equity	45,597,709	35,873,295	5,201,139

Condensed Statements of Comprehensive Loss

	For the Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
				Note 2(e)
Operating expenses:
Selling, general and administrative	(7,463)	(4,735)	(24,039)	(3,485)
Total operating expenses	(7,463)	(4,735)	(24,039)	(3,485)
Loss from operations	(7,463)	(4,735)	(24,039)	(3,485)
Interest and investment income	10,086	61,292	207,057	30,020
Interest expense	(312,662)	(471,270)	(113,277)	(16,424)
Gain on extinguishment of debt	—	—	138,332	20,056
Equity in loss of subsidiaries and VIEs	(5,089,371)	(3,632,893)	(14,138,689)	(2,049,917)
Other income/(loss), net	100,290	61,876	(351,874)	(51,016)
Loss before income tax expense	(5,299,120)	(3,985,730)	(14,282,490)	(2,070,766)
Income tax expense	—	—	2,400	348
Net loss	(5,299,120)	(3,985,730)	(14,280,090)	(2,070,418)
Accretion on redeemable non-controlling interests to redemption value	(311,670)	(6,586,579)	(279,355)	(40,503)
Net loss attributable to ordinary shareholders of NIO Inc.	(5,610,790)	(10,572,309)	(14,559,445)	(2,110,921)
Net loss	(5,299,120)	(3,985,730)	(14,280,090)	(2,070,418)
Total comprehensive loss	(5,161,524)	(4,196,578)	(12,967,779)	(1,880,150)
Accretion on redeemable non-controlling interests to redemption value	(311,670)	(6,586,579)	(279,355)	(40,503)
Comprehensive loss attributable to ordinary shareholders of NIO Inc.	(5,473,194)	(10,783,157)	(13,247,134)	(1,920,653)

Condensed Statements of Cash Flows

	For The Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
				Note 2(e)
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash used in operating activities	(2,460,216)	(8,697)	(4,949,308)	(717,582)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash (used in)/provided by investing activities	(12,998,602)	(40,770,898)	9,140,766	1,325,286
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by/(used in) financing activities	37,867,127	22,382,871	(1,135,316)	(164,605)
Effects of exchange rate changes on cash and cash equivalents	(246,484)	(445,787)	689,465	99,963
NET INCREASE/(DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	22,161,825	(18,842,511)	3,745,607	543,062
Cash, cash equivalents and restricted cash at beginning of the year	11,629	22,173,454	3,330,943	482,941
Cash, cash equivalents and restricted cash at end of the year	22,173,454	3,330,943	7,076,550	1,026,003

Basis of presentation

The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries and VIEs.

For the company only financial information, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures.

Such investments are presented on the Balance Sheets as “Investments in subsidiaries and VIEs” and shares in the subsidiaries and VIEs’ loss are presented as “Equity in loss of subsidiaries and VIEs” on the Statements of Comprehensive Loss. The parent company only financial information should be read in conjunction with the Group’s consolidated financial statements.